Stock-Based Compensation - Summary of common stock, and non-vested common stock, options granted, forfeited or expired and exercised (Details) (USD $)	12 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2014 Options	Jan. 31, 2014 Options	Jan. 31, 2014 Weighted Average Exercise Price per Share	Jan. 31, 2014 Weighted Average Exercise Price per Share	Jan. 31, 2014 Aggregate Intrinsic Value	Jan. 31, 2014 Non-vested Options	Jan. 31, 2014 Non-vested Options	Jan. 31, 2014 Non-vested Weighted Average Grant Date Fair Value	Jan. 31, 2014 Non-vested Weighted Average Grant Date Fair Value
Options Outstanding						$ 29,701,197					$ 60,000
Options Granted	24,532,719	5,851,696	3,300,000		8,879,499					8,879,499
Options Vested										(8,939,499)
Options Forfeited or expired	(630,778)	(912,250)	(2,848,704)		40,000		0.827			0
Options Exercised	(5,180,378)	(1,299,994)	(576,752)	0	526,306		0.001		21,052
Options Outstanding					38,014,390				1,357,895	0
Options Exercisable	29,641,197				38,014,390				1,357,895
Weighted Average Exercise Price per Share	$ 0.08	$ 0.46	$ 0.49					$ 0.080					$ 0.031
Weighted Average Exercise Price per Share, Granted	$ 0.001	$ 0.001	$ 0.28				$ 0.001
Weighted Average Vested, Grant Date Fair Value												$ 0.460
Weighted Average Exercise Price per Share, Forfeited or expired	$ 0.75	$ 0.65	$ 0.41
Weighted Average Exercise Price per Share, Exercised	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share, Outstanding							$ 0.062					$ 0.029
Weighted Average Exercise Price per Share, Exercisable	$ 0.08						$ 0.062